Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000203110
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name	Class A
Trading Symbol	KDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[1]
AssetsNet	$ 793,403,998
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,365,472
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	793,403,998
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	2,365,472

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Health Care	21%
Consumer Staples	13%
Consumer Discretionary	11%
Financials	11%
Industrials	7%
Materials	7%
Energy	6%

Ten Largest Equity Holdings

Table Summary
Holdings	31.9% of Net Assets
QUALCOMM, Inc.	3.9%
Devon Energy Corp.	3.9%
NetApp, Inc.	3.7%
Hewlett Packard Enterprise Co.	3.5%
HP, Inc.	3.2%
Gen Digital, Inc.	3.1%
Best Buy Co., Inc.	3.0%
Viatris, Inc.	2.6%
Kraft Heinz Co.	2.5%
Paychex, Inc.	2.5%

C000203111
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name	Class C
Trading Symbol	KDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%	[2]
AssetsNet	$ 793,403,998
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,365,472
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	793,403,998
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	2,365,472

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Health Care	21%
Consumer Staples	13%
Consumer Discretionary	11%
Financials	11%
Industrials	7%
Materials	7%
Energy	6%

Ten Largest Equity Holdings

Table Summary
Holdings	31.9% of Net Assets
QUALCOMM, Inc.	3.9%
Devon Energy Corp.	3.9%
NetApp, Inc.	3.7%
Hewlett Packard Enterprise Co.	3.5%
HP, Inc.	3.2%
Gen Digital, Inc.	3.1%
Best Buy Co., Inc.	3.0%
Viatris, Inc.	2.6%
Kraft Heinz Co.	2.5%
Paychex, Inc.	2.5%

C000203114
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name	Class S
Trading Symbol	KDHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[3]
AssetsNet	$ 793,403,998
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,365,472
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	793,403,998
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	2,365,472

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Health Care	21%
Consumer Staples	13%
Consumer Discretionary	11%
Financials	11%
Industrials	7%
Materials	7%
Energy	6%

Ten Largest Equity Holdings

Table Summary
Holdings	31.9% of Net Assets
QUALCOMM, Inc.	3.9%
Devon Energy Corp.	3.9%
NetApp, Inc.	3.7%
Hewlett Packard Enterprise Co.	3.5%
HP, Inc.	3.2%
Gen Digital, Inc.	3.1%
Best Buy Co., Inc.	3.0%
Viatris, Inc.	2.6%
Kraft Heinz Co.	2.5%
Paychex, Inc.	2.5%

C000203116
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name	Institutional Class
Trading Symbol	KDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[4]
AssetsNet	$ 793,403,998
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,365,472
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	793,403,998
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	2,365,472

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Health Care	21%
Consumer Staples	13%
Consumer Discretionary	11%
Financials	11%
Industrials	7%
Materials	7%
Energy	6%

Ten Largest Equity Holdings

Table Summary
Holdings	31.9% of Net Assets
QUALCOMM, Inc.	3.9%
Devon Energy Corp.	3.9%
NetApp, Inc.	3.7%
Hewlett Packard Enterprise Co.	3.5%
HP, Inc.	3.2%
Gen Digital, Inc.	3.1%
Best Buy Co., Inc.	3.0%
Viatris, Inc.	2.6%
Kraft Heinz Co.	2.5%
Paychex, Inc.	2.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.